UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-05364

American High-Income Trust
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street,
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (213) 486-9200

Date of fiscal year end: September 30

Date of reporting period: June 30, 2008

Kimberly S. Verdick
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Michael Glazer
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street, 25th Floor
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

[logo – American Funds®]

American High-Income TrustSM
Investment portfolio

June 30, 2008
 unaudited

Bonds, notes & other debt instruments — 84.03%	Principal amount (000)	Market value (000)

CORPORATE BONDS, NOTES & LOANS — 78.77%
CONSUMER DISCRETIONARY — 21.41%
CCH II, LLC and CCH II Capital Corp. 10.25% 2010	$62,980	$61,248
Charter Communications Holdings, LLC and Charter Communications Holdings Capital Corp. 11.75% 2011	6,000	4,380
Charter Communications Holdings, LLC and Charter Communications Holdings Capital Corp. 13.50% 2011	5,525	4,586
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 8.00% 2012[1]	50,950	48,402
Charter Communications Holdings, LLC and Charter Communications Holdings Capital Corp. 12.125% 2012	2,850	2,080
CCO Holdings, LLC and CCO Holdings Capital Corp. 8.75% 2013	43,890	40,598
Charter Communications Operating, LLC, Term Loan B, 4.90% 2014[2,3,4]	44,924	39,581
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 8.375% 2014[1]	28,700	27,337
Charter Communications Operating, LLC, Term Loan B, 8.50% 2014[2,3,4]	26,683	26,575
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 10.875% 2014[1]	26,500	27,361
CCH I, LLC and CCH I Capital Corp. 11.00% 2015	78,275	58,413
Univision Communications, Inc., Second Lien Term Loan B, 4.983% 2009[2,3,4]	8,934	8,618
Univision Communications Inc. 7.85% 2011	31,805	29,897
Univision Communications, Inc., First Lien Term Loan B, 5.149% 2014[2,3,4]	57,195	47,272
Univision Communications Inc. 9.75% 2015[1,5]	137,130	101,476
Michaels Stores, Inc., Term Loan B, 4.75% 2013[2,3,4]	22,049	18,604
Michaels Stores, Inc. 10.00% 2014	95,025	82,791
Michaels Stores, Inc. 0%/13.00% 2016[6]	14,925	7,276
Michaels Stores, Inc. 11.375% 2016	9,250	7,400
Allison Transmission Holdings, Inc., Term Loan B, 5.24% 2014[2,3,4]	9,706	8,673
Allison Transmission Holdings, Inc. 11.00% 2015[1]	46,450	41,805
Allison Transmission Holdings, Inc. 11.25% 2015[1,5]	74,975	65,228
TL Acquisitions, Inc., Term Loan B, 4.98% 2014[2,3,4]	38,894	35,339
Thomson Learning 0%/13.25% 2015[1,6]	16,045	11,793
Thomson Learning 10.50% 2015[1]	56,790	49,407
CanWest Media Inc., Series B, 8.00% 2012	84,898	75,983
CanWest MediaWorks Inc. 9.25% 2015[1]	3,700	3,034
Toys "R" Us, Inc. 7.625% 2011	59,485	53,536
Toys "R" Us-Delaware, Inc., Term Loan B, 6.969% 2012[2,3,4]	24,012	23,247
Mohegan Tribal Gaming Authority 6.375% 2009	36,500	36,317
Mohegan Tribal Gaming Authority 8.00% 2012	7,775	7,153
Mohegan Tribal Gaming Authority 6.125% 2013	1,225	1,121
Mohegan Tribal Gaming Authority 7.125% 2014	22,100	18,453
Mohegan Tribal Gaming Authority 6.875% 2015	3,775	3,001
General Motors Corp. 7.20% 2011	26,680	20,610
General Motors Corp. 7.125% 2013	10,500	6,694
General Motors Corp. 7.25% 2013	€3,000	3,237
General Motors Corp. 7.70% 2016	$3,950	2,409
General Motors Corp. 8.80% 2021	30,520	18,083
General Motors Corp. 9.40% 2021	11,000	6,875
General Motors Corp. 8.25% 2023	3,650	2,144
General Motors Corp. 8.375% 2033	4,455	2,662
American Media Operations, Inc., Series B, 10.25% 2009	52,770	42,612
American Media Operations, Inc., Series B, 10.25% 2009[1]	1,865	1,506
American Media Operations, Inc. 8.875% 2011	17,615	14,180
American Media Operations, Inc. 8.875% 2011[1]	640	516
K. Hovnanian Enterprises, Inc. 6.00% 2010	2,500	2,212
K. Hovnanian Enterprises, Inc. 8.875% 2012	12,815	9,419
K. Hovnanian Enterprises, Inc. 7.75% 2013	14,325	9,240
K. Hovnanian Enterprises, Inc. 6.375% 2014	2,450	1,605
K. Hovnanian Enterprises, Inc. 6.50% 2014	3,775	2,473
K. Hovnanian Enterprises, Inc. 6.25% 2015	6,790	4,278
K. Hovnanian Enterprises, Inc. 6.25% 2016	8,570	5,356
K. Hovnanian Enterprises, Inc. 7.50% 2016	10,735	7,192
K. Hovnanian Enterprises, Inc. 8.625% 2017	22,635	16,637
Ford Capital BV 9.50% 2010[7]	4,000	3,420
Ford Motor Co. 9.50% 2011	1,000	812
Ford Motor Co., Term Loan B, 5.48% 2013[2,3,4]	38,603	31,264
FCE Bank PLC 7.125% 2013	€5,000	6,273
Ford Motor Co. 6.50% 2018	$18,608	10,886
Ford Motor Co. 8.875% 2022	2,220	1,421
NTL Cable PLC 8.75% 2014	43,400	41,013
NTL Cable PLC 8.75% 2014	€4,500	6,504
NTL Cable PLC 9.75% 2014	£3,000	5,499
Quebecor Media Inc. 7.75% 2016	$33,400	31,229
Quebecor Media Inc. 7.75% 2016	22,370	20,916
Gray Television Inc., Series D, 12.00%/15.00% (undated)[6,7,8]	50,000	47,500
MGM MIRAGE 6.00% 2009	18,500	18,292
MGM MIRAGE 8.50% 2010	3,100	3,077
Mandalay Resort Group 6.375% 2011	1,500	1,372
MGM MIRAGE 6.75% 2012	1,700	1,534
MGM MIRAGE 6.75% 2013	16,855	14,622
MGM MIRAGE 6.625% 2015	4,400	3,553
MGM MIRAGE 7.50% 2016	4,000	3,310
Tenneco Automotive Inc., Series B, 10.25% 2013	5,144	5,408
Tenneco Automotive Inc. 8.625% 2014	38,250	33,947
Tenneco Automotive Inc. 8.125% 2015[1]	5,000	4,550
AMC Entertainment Inc., Series B, 8.625% 2012	24,450	25,245
AMC Entertainment Inc. 8.00% 2014	8,175	7,296
AMC Entertainment Inc., Series B, 11.00% 2016	10,000	9,950
William Lyon Homes, Inc. 7.625% 2012	18,050	9,476
William Lyon Homes, Inc. 10.75% 2013	20,395	11,115
William Lyon Homes, Inc. 7.50% 2014	37,860	19,498
Boyd Gaming Corp. 7.75% 2012	27,925	24,225
Boyd Gaming Corp. 6.75% 2014	15,000	11,625
Boyd Gaming Corp. 7.125% 2016	5,500	4,084
Technical Olympic USA, Inc. 9.00% 2010[9]	22,486	12,929
Technical Olympic USA, Inc. 9.00% 2010[9]	7,325	4,212
Technical Olympic USA, Inc. 9.25% 2011[1,9]	36,325	20,887
Pinnacle Entertainment, Inc. 7.50% 2015	45,800	35,266
Kabel Deutschland GmbH 10.625% 2014	34,275	35,218
Gaylord Entertainment Co. 8.00% 2013	22,450	21,664
Gaylord Entertainment Co. 6.75% 2014	14,450	13,222
Radio One, Inc., Series B, 8.875% 2011	23,017	19,622
Radio One, Inc. 6.375% 2013	20,260	14,891
Young Broadcasting Inc. 10.00% 2011[7]	57,845	31,236
Young Broadcasting Inc. 8.75% 2014	4,040	2,202
Bon-Ton Department Stores, Inc. 10.25% 2014	50,375	33,310
Hanesbrands Inc., Series B, 6.508% 2014[2]	35,550	33,239
Wynn Las Vegas, LLC and Wynn Las Vegas Capital Corp. 6.625% 2014	35,425	32,591
Cinemark USA, Inc., Term Loan B, 4.44% 2013[2,3,4]	5,649	5,395
Cinemark, Inc. 0%/9.75% 2014[6]	27,500	26,262
Edcon Pty Ltd. 8.208% 2014[2,7]	€22,425	24,377
Edcon Pty Ltd. 10.458% 2015[2,7]	4,000	3,403
iesy Repository GmbH 10.125% 2015	4,750	7,146
iesy Repository GmbH 10.375% 2015[1]	$20,475	20,245
Circus and Eldorado Joint Venture and Silver Legacy Resort Casino 10.125% 2012	28,180	27,264
Seneca Gaming Corp., Series B, 7.25% 2012	19,825	18,685
Seneca Gaming Corp. 7.25% 2012	8,440	7,955
Morris Publishing Group, LLC and Morris Publishing Finance Co., Series B, 7.00% 2013	41,358	25,435
Sally Holdings LLC and Sally Capital Inc. 9.25% 2014	25,500	24,607
CSC Holdings, Inc., Series B, 8.125% 2009	9,975	10,075
Cablevision Systems Corp., Series B, 8.00% 2012	14,865	14,122
Meritage Corp. 7.00% 2014	9,250	7,539
Meritage Homes Corp. 6.25% 2015	10,575	8,513
Meritage Corp. 7.731% 2017[1,7]	12,500	7,983
LBI Media, Inc. 8.50% 2017[1]	30,380	23,545
Education Management LLC and Education Management Finance Corp. 8.75% 2014	4,125	3,857
Education Management LLC and Education Management Finance Corp. 10.25% 2016	21,020	19,444
Cooper-Standard Automotive Inc. 7.00% 2012	18,025	15,141
Cooper-Standard Automotive Inc. 8.375% 2014	9,275	6,864
Sealy Mattress Co. 8.25% 2014	26,670	22,003
Atlantic Broadband Finance, LLC and Atlantic Broadband Finance, Inc. 9.375% 2014	23,950	21,675
DaimlerChrysler Financial Services Americas LLC, First Lien Term Loan, 6.78% 2012[2,3,4]	25,614	21,212
Beazer Homes USA, Inc. 8.625% 2011	9,600	8,304
Beazer Homes USA, Inc. 8.125% 2016	16,725	12,795
Local T.V. Finance LLC 9.25% 2015[1,5]	25,560	20,065
Dillard's, Inc. 6.625% 2008	5,050	5,056
Dillard Department Stores, Inc. 9.125% 2011	8,230	8,189
Dillard Department Stores, Inc. 7.85% 2012	1,900	1,777
Dillard's, Inc. 7.13% 2018	4,000	3,020
Dillard's, Inc. 7.00% 2028	3,000	1,905
J.C. Penney Co., Inc. 8.00% 2010	14,995	15,562
J.C. Penney Co., Inc. 9.00% 2012	2,980	3,165
Dex Media, Inc., Series B, 0%/9.00% 2013[6]	9,000	6,480
R.H. Donnelley Corp., Series A-1, 6.875% 2013	2,425	1,455
Dex Media, Inc., Series B, 8.00% 2013	3,075	2,260
R.H. Donnelley Corp., Series A-3, 8.875% 2016	12,750	7,714
Dollar General Corp. 10.625% 2015	8,725	8,681
Dollar General Corp. 11.875% 2017[2,5]	9,450	8,978
Delphi Automotive Systems Corp. 6.50% 2009[9]	34,600	7,526
Delphi Corp. 6.50% 2013[9]	17,190	3,674
Delphi Automotive Systems Corp. 6.55% 2006[9]	12,730	2,801
Delphi Automotive Systems Corp. 7.125% 2029[9]	14,300	3,075
Delphi Trust I 8.25% 2033[9]	4,470	425
KB Home 7.75% 2010	6,000	6,123
KB Home 5.875% 2015	4,185	3,494
KB Home 6.25% 2015	9,285	7,846
Warner Music Group 7.375% 2014	19,610	16,399
Liberty Media Corp. 7.75% 2009	4,750	4,802
Liberty Media Corp. 8.25% 2030	12,675	11,105
Standard Pacific Corp. 5.125% 2009	3,750	3,675
Standard Pacific Corp. 6.875% 2011	1,905	1,724
Standard Pacific Corp. 7.75% 2013	3,920	3,430
Standard Pacific Corp. 6.25% 2014	5,685	4,719
Standard Pacific Corp. 7.00% 2015	2,715	2,253
Idearc Inc. 8.00% 2016	24,375	15,448
Claire's Stores, Inc., Term Loan B, 5.399% 2014[2,3,4]	9,628	7,052
Claire's Stores, Inc. 9.25% 2015	14,450	7,586
Warnaco, Inc. 8.875% 2013	13,900	14,491
Regal Cinemas Corp., Series B, 9.375% 2012[7]	13,300	13,685
Neiman Marcus Group, Inc. 9.00% 2015[5]	13,330	13,230
Burlington Coat Factory Warehouse Corp. 11.125% 2014	14,025	11,430
Visteon Corp. 8.25% 2010	3,772	3,376
Visteon Corp. 12.25% 2016[1]	9,737	7,838
TRW Automotive Inc. 7.00% 2014[1]	11,925	10,405
MDC Holdings, Inc. 7.00% 2012	10,000	10,050
Vidéotron Ltée 6.875% 2014	6,780	6,577
Vidéotron Ltée 6.375% 2015	3,720	3,469
Seminole Tribe of Florida 7.804% 2020[1,3]	10,050	9,986
WDAC Intermediate Corp. 8.375% 2014[1]	10,500	8,033
WDAC Intermediate Corp. 8.50% 2014	€1,750	1,951
Mediacom Broadband LLC and Mediacom Broadband Corp. 8.50% 2015	$8,375	7,527
DIRECTV Holdings LLC and DIRECTV Financing Co., Inc. 8.375% 2013	6,031	6,242
D.R. Horton, Inc. 8.00% 2009	5,770	5,784
Toll Corp. 8.25% 2011	5,500	5,349
Viacom Inc. 5.75% 2011	4,500	4,513
WCI Communities, Inc. 9.125% 2012	9,725	3,841
Royal Caribbean Cruises Ltd. 8.00% 2010	3,200	3,248
News America Inc. 6.75% 2038	2,990	3,068
Goodyear Tire & Rubber Co. 6.678% 2009[2]	3,000	2,993
Dollarama Group LP and Dollarama Corp. 8.875% 2012	2,675	2,541
Carmike Cinemas, Inc., Delayed Draw, Term Loan, 6.47% 2012[2,3,4]	1,898	1,835
Wyndham Worldwide Corp. 6.00% 2016	1,800	1,592
KAC Acquisition Corp. 8.00% 2026[1,5,7]	219	219
		2,751,913

INDUSTRIALS — 9.31%
Nielsen Finance LLC, Term Loan B, 4.734% 2013[2,3,4]	9,726	9,078
Nielsen Finance LLC and Nielsen Finance Co. 10.00% 2014	79,175	80,165
Nielsen Finance LLC and Nielsen Finance Co. 10.00% 2014[1]	13,450	13,618
Nielsen Finance LLC and Nielsen Finance Co. 0%/12.50% 2016[6]	99,725	69,060
Continental Airlines, Inc. 8.75% 2011	21,200	14,310
Continental Airlines, Inc., Series 2000-2, Class A-2, 7.487% 2012[3]	5,000	4,844
Continental Airlines, Inc., Series 2000-2, Class C, 8.312% 2012[3]	3,291	3,044
Continental Airlines, Inc., Series 2001-1, Class B, 7.373% 2017[3]	5,813	5,435
Continental Airlines, Inc., Series 1998-1, Class B, 6.748% 2018[3]	10,272	8,474
Continental Airlines, Inc., Series 1997-4B, Class B, 6.90% 2018[3]	11,057	9,122
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 2019[3]	5,236	4,830
Continental Airlines, Inc., Series 2000-2, Class B, 8.307% 2019[3]	5,487	4,568
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 2020[3]	9,198	8,417
Continental Airlines, Inc., Series 2003-ERJ3, Class A, 7.875% 2020[3]	14,176	10,920
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 2022[3]	3,171	2,763
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 2022[3]	2,780	2,649
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 2022[3]	369	347
Continental Airlines, Inc., Series 2000-1, Class B, 8.388% 2022[3]	10,907	9,489
DAE Aviation Holdings, Inc. and Standard Aero Ltd., Term Loan B1, 6.55% 2014[2,3,4]	10,488	10,161
DAE Aviation Holdings, Inc. and Standard Aero Ltd., Term Loan B2, 6.65% 2014[2,3,4]	10,392	10,067
DAE Aviation Holdings, Inc. 11.25% 2015[1]	66,070	65,905
United Air Lines, Inc., Series 2000-2, Class B, 7.811% 2011[3,9]	17,433	19,874
United Air Lines, Inc., Series 2000-2, Class A-2, 7.186% 2012[3]	4,082	4,042
United Air Lines, Inc., Term Loan B, 4.938% 2014[2,3,4]	36,528	26,917
United Air Lines, Inc., Series 2001-1, Class A-1, 6.071% 2014[3]	3,271	3,225
United Air Lines, Inc., Series 2001-1, Class A-3, 6.602% 2015[3]	2,748	2,697
United Air Lines, Inc., 1991 Equipment Trust Certificates, Series A, 10.11% 2006[3,7,9]	1,136	—
United Air Lines, Inc., Series 2007-1, Class B, 7.336% 2021[1,3]	9,135	6,897
Ashtead Group PLC 8.625% 2015[1]	22,225	19,447
Ashtead Capital, Inc. 9.00% 2016[1]	48,920	43,294
Hawker Beechcraft Acquisition Co., LLC 8.50% 2015	4,975	5,037
Hawker Beechcraft Acquisition Co., LLC 8.875% 2015[5]	48,710	49,197
Hawker Beechcraft Acquisition Co., LLC 9.75% 2017	2,880	2,894
ARAMARK Corp., Term Loan B, 4.676% 2014[2,3,4]	15,587	14,658
ARAMARK Corp., Term Loan B, Letter of Credit, 4.676% 2014[2,3,4]	990	931
ARAMARK Corp. 6.373% 2015[2]	12,520	11,769
ARAMARK Corp. 8.50% 2015	28,745	28,314
US Investigations Services, Inc., Term Loan B, 5.551% 2015[2,3,4]	10,675	9,901
US Investigations Services, Inc. 10.50% 2015[1]	34,825	32,213
US Investigations Services, Inc. 11.75% 2016[1]	12,875	11,137
AMR Corp., Series B, 10.45% 2011	1,850	1,411
American Airlines, Inc., Series 2001-1, Class A-2, 6.817% 2012[3]	17,375	15,116
American Airlines, Inc., Series 2001-2, Class B, 8.608% 2012[3]	8,690	7,951
AMR Corp. 9.00% 2012	16,155	8,320
American Airlines, Inc., Series 2001-2, Class A-2, 7.858% 2013[3]	1,300	1,248
AMR Corp. 9.00% 2016	1,475	760
American Airlines, Inc., Series 2001-1, Class B, 7.377% 2019[3]	20,457	10,945
AMR Corp. 9.88% 2020[7]	1,275	701
AMR Corp. 9.80% 2021[7]	2,555	1,405
AMR Corp. 10.00% 2021[7]	9,000	4,950
NTK Holdings Inc. 0%/10.75% 2014[3,6]	53,460	24,592
THL Buildco, Inc. 8.50% 2014	34,620	22,330
DRS Technologies, Inc. 6.875% 2013	21,630	21,738
DRS Technologies, Inc. 6.625% 2016	5,400	5,508
DRS Technologies, Inc. 7.625% 2018	18,175	19,311
Allied Waste North America, Inc., Series B, 6.50% 2010	9,500	9,547
Allied Waste North America, Inc., Series B, 5.75% 2011	8,450	8,344
Allied Waste North America, Inc., Series B, 6.125% 2014	5,350	5,163
Allied Waste North America, Inc., Series B, 7.375% 2014	15,705	16,019
Allied Waste North America, Inc. 6.875% 2017	2,800	2,751
DynCorp International and DIV Capital Corp., Series A, 9.50% 2013	29,367	29,367
Navios Maritime Holdings Inc. 9.50% 2014	27,970	28,739
CEVA Group PLC 10.00% 2014[1]	9,675	9,989
CEVA Group PLC, Bridge Loan, 7.38% 2015[2,3,4,7]	26,763	18,734
Delta Air Lines, Inc., Series 2000-1, Class A-1, 7.379% 2011[3]	1,120	1,080
Delta Air Lines, Inc., Series 2000-1, Class A-2, 7.57% 2012[3]	17,018	16,082
Delta Air Lines, Inc., Series 2000-1, Class B, 7.92% 2012[3]	3,500	3,054
Delta Air Lines, Inc., Second Lien Term Loan B, 6.149% 2014[2,3,4]	11,880	7,781
Atrium Companies, Inc., Term Loan B, 6.49% 2012[2,3,4]	24,202	20,814
ACIH, Inc. 11.50% 2012[1,9]	37,235	5,399
Accuride Corp. 8.50% 2015	31,645	23,417
TFM, SA de CV 9.375% 2012	21,000	21,945
Northwest Airlines, Inc., Term Loan B, 6.31% 2013[2,3,4,7]	14,923	11,864
Northwest Airlines, Inc., Term Loan A, 4.56% 2018[2,3,4,7]	11,641	8,789
RBS Global, Inc. and Rexnord LLC 9.50% 2014	11,675	11,325
RBS Global, Inc. and Rexnord LLC 8.875% 2016	8,475	7,967
B/E Aerospace 8.50% 2018	16,105	16,246
United Rentals (North America), Inc., Series B, 6.50% 2012	10,675	9,661
United Rentals (North America), Inc. 7.75% 2013	7,000	5,600
RSC Holdings III, LLC, Second Lien Term Loan B, 6.23% 2013[2,3,4]	16,541	14,167
Kansas City Southern Railway Co. 7.50% 2009	10,067	10,218
Kansas City Southern Railway Co. 8.00% 2015	3,400	3,451
TransDigm Inc. 7.75% 2014	11,960	11,870
H&E Equipment Services, Inc. 8.375% 2016	11,875	10,450
Mobile Services Group, Inc. 9.75% 2014	10,000	9,650
Quebecor World Inc. 8.75% 2016[1,9]	17,615	8,543
Sequa Corp., Term Loan B, 5.92% 2014[2,3,4]	8,591	8,231
Esterline Technologies Corp. 6.625% 2017	8,250	8,147
Alion Science and Technology Corp. 10.25% 2015	10,350	7,297
Hertz Corp. 8.875% 2014	3,175	2,921
Hertz Corp. 10.50% 2016	4,250	3,889
Esco Corp. 6.651% 2013[1,2]	950	898
Esco Corp. 8.625% 2013[1]	5,600	5,684
Park-Ohio Industries, Inc. 8.375% 2014	6,225	5,011
		1,196,100

FINANCIALS — 8.97%
Ford Motor Credit Co. 5.625% 2008	3,570	3,510
Ford Motor Credit Co. 4.503% 2009[1,2]	5,250	5,071
Ford Motor Credit Co. 7.375% 2009	2,725	2,483
Ford Motor Credit Co. 8.625% 2010	1,000	849
Ford Motor Credit Co. 9.75% 2010[2]	31,000	27,041
Ford Motor Credit Co. 7.25% 2011	5,750	4,459
Ford Motor Credit Co. 7.375% 2011	10,025	8,140
Ford Motor Credit Co. 9.875% 2011	5,000	4,215
Ford Motor Credit Co. 5.46% 2012[2,7]	111,500	81,395
Ford Motor Credit Co. 7.80% 2012	3,000	2,322
Ford Motor Credit Co. 8.00% 2016	9,800	7,132
Realogy Corp., Term Loan, Letter of Credit, 5.313% 2013[2,3,4]	5,789	4,949
Realogy Corp., Term Loan B, 5.475% 2013[2,3,4]	26,263	22,455
Realogy Corp. 10.50% 2014	104,555	73,189
Realogy Corp. 11.00% 2014[5]	23,225	13,819
Realogy Corp. 12.375% 2015	10,825	5,358
Countrywide Home Loans, Inc., Series M, 4.125% 2009	56,478	53,957
Countrywide Home Loans, Inc., Series K, 5.625% 2009	10,665	10,403
Countrywide Home Loans, Inc., Series H, 6.25% 2009	5,142	5,066
Countrywide Financial Corp., Series A, 4.50% 2010	4,986	4,642
Countrywide Home Loans, Inc., Series L, 4.00% 2011	9,000	8,199
Countrywide Financial Corp., Series B, 5.80% 2012	15,715	14,876
Countrywide Financial Corp. 6.25% 2016	1,875	1,672
General Motors Acceptance Corp. 3.951% 2008[2]	2,450	2,413
Residential Capital Corp. 8.375% 2010[2]	26,575	11,294
Residential Capital Corp. 8.50% 2010[1]	2,174	1,810
General Motors Acceptance Corp. 6.875% 2011	5,750	4,134
General Motors Acceptance Corp. 7.25% 2011	44,810	32,954
General Motors Acceptance Corp. 6.625% 2012	3,000	2,060
General Motors Acceptance Corp. 6.875% 2012	22,700	15,557
General Motors Acceptance Corp. 7.00% 2012	18,675	12,990
General Motors Acceptance Corp. 4.882% 2014[2]	15,000	9,693
General Motors Acceptance Corp. 6.75% 2014	1,500	992
Liberty Mutual Group Inc., Series A, 7.80% 2087[1]	13,105	10,488
Liberty Mutual Group Inc., Series C, 10.75% 2088[1,2]	65,395	62,750
E*TRADE Financial Corp. 8.00% 2011	22,475	20,789
E*TRADE Financial Corp. 7.375% 2013	4,375	3,784
E*TRADE Financial Corp. 7.875% 2015	36,920	31,936
Rouse Co. 3.625% 2009	12,415	12,006
Rouse Co. 7.20% 2012	12,145	11,201
Rouse Co. 5.375% 2013	12,500	10,044
Rouse Co. 6.75% 2013[1]	17,950	16,263
Washington Mutual, Inc. 5.55% 2010	4,000	3,702
Washington Mutual Bank, FA, Series 11, 6.875% 2011	8,625	7,422
Washington Mutual Bank, FA 5.65% 2014	25,190	19,672
Washington Mutual Bank, FA, Series 16, 5.125% 2015	11,470	8,843
Washington Mutual, Inc. 6.75% 2036	3,645	2,668
Washington Mutual Preferred Funding Trust III 6.895% (undated)[1,2]	11,400	5,818
CIT Group Inc. 2.787% 2009[2]	7,980	7,383
CIT Group Inc. 4.125% 2009	13,148	11,587
CIT Group Inc. 4.25% 2010	5,940	5,028
CIT Group Inc. 5.40% 2012	541	430
CIT Group Inc. 7.625% 2012	16,615	13,822
CIT Group Inc. 7.75% 2012	578	497
CIT Group Inc. 5.65% 2017[7]	3,385	2,522
Citigroup Inc., Series E, 8.40% (undated)[2]	13,000	12,374
Citigroup Capital XXI 8.30% 2077[2]	28,675	27,150
TuranAlem Finance BV 7.875% 2010	10,000	9,375
TuranAlem Finance BV 7.75% 2013[1]	8,500	7,204
TuranAlem Finance BV 8.50% 2015	4,000	3,460
TuranAlem Finance BV 8.50% 2015[1]	2,280	1,972
TuranAlem Finance BV 8.25% 2037[1]	17,970	15,072
SLM Corp., Series A, 4.00% 2010	2,690	2,507
SLM Corp., Series A, 4.50% 2010	4,310	3,990
SLM Corp., Series A, 5.375% 2013	9,000	7,935
SLM Corp., Series A, 3.22% 2014[2]	7,000	5,894
SLM Corp., Series A, 8.45% 2018	10,000	9,609
Kazkommerts International BV 8.50% 2013[1]	3,500	3,150
Kazkommerts International BV 8.50% 2013	1,500	1,350
Kazkommerts International BV 7.875% 2014[1]	10,000	8,600
Kazkommerts International BV 8.00% 2015[1]	6,000	4,980
Kazkommerts International BV 8.00% 2015	3,000	2,490
Kazkommerts International BV, Series 4, 7.50% 2016	7,500	5,885
MBNA Capital A, Series A, 8.278% 2026	7,500	7,492
Bank of America Corp., Series M, 8.125% noncumulative preferred (undated)[2]	19,000	17,984
Lehman Brothers Holdings Inc., Series I, 6.20% 2014	5,000	4,778
Lehman Brothers Holdings Inc., Series I, 6.875% 2018	20,000	19,396
Merrill Lynch & Co., Inc., 6.875% 2018	25,000	23,835
HSBK (Europe) BV 7.75% 2013	7,660	7,287
HSBK (Europe) BV 7.75% 2013[1]	1,200	1,142
HSBK (Europe) BV 7.25% 2017[1]	13,765	11,913
iStar Financial, Inc. 6.00% 2010	7,862	6,706
iStar Financial, Inc., Series B, 5.125% 2011	2,788	2,385
iStar Financial, Inc. 6.50% 2013	2,000	1,722
iStar Financial, Inc. 8.625% 2013	8,600	7,835
Lazard Group LLC 7.125% 2015	11,490	10,757
Lazard Group LLC 6.85% 2017	8,195	7,239
MetLife Capital Trust X 9.25% 2068[1,2]	12,000	12,956
Capmark Financial Group Inc. 3.366% 2010[2]	9,000	6,941
Capmark Financial Group Inc. 5.875% 2012	7,700	5,436
Host Marriott, LP, Series M, 7.00% 2012	11,100	10,545
Host Marriott, LP, Series K, 7.125% 2013	1,950	1,823
National City Preferred Capital Trust I 12.00% (undated)[2,7]	12,500	10,834
SMFG Preferred Capital USD 2 Ltd. 8.75% noncumulative preferred (undated)[1]	10,000	10,253
Sovereign Bancorp, Inc. 3.031% 2010[2]	10,475	9,415
Catlin Insurance Ltd. 7.249% (undated)[1,2]	12,500	9,137
AmeriCredit Corp. 8.50% 2015	11,000	8,855
LaBranche & Co Inc. 11.00% 2012	7,750	8,002
Advanta Capital Trust I, Series B, 8.99% 2026	12,000	7,560
International Lease Finance Corp., Series R, 6.375% 2013	7,900	7,218
Northern Rock PLC 5.60% (undated)[1,2]	900	522
Northern Rock PLC 6.594% (undated)[1,2]	11,400	6,612
JPMorgan Chase & Co., Series I, 7.90% (undated)[2]	7,500	7,053
Agile Property Holdings Ltd. 9.00% 2013	8,050	6,932
Hospitality Properties Trust 5.125% 2015	3,640	2,950
Hospitality Properties Trust 6.70% 2018	2,945	2,534
Banco Mercantil del Norte, SA 6.135% 2016[1]	3,500	3,425
Banco Mercantil del Norte, SA 6.862% 2021[1,2]	2,000	1,875
Morgan Stanley 10.09% 2017	BRL10,800	5,199
Chevy Chase Bank, FSB 6.875% 2013	$5,500	5,088
HBOS PLC 6.75% 2018[1]	3,300	3,162
Barclays Bank PLC 7.70% (undated)[1,2]	3,000	3,037
UnumProvident Corp. 5.859% 2009	2,000	2,020
Schwab Capital Trust I 7.50% 2037[2]	2,000	1,816
		1,152,422

TELECOMMUNICATION SERVICES — 8.39%
Sprint Nextel Corp. 3.201% 2010[2]	5,120	4,751
US Unwired Inc., Series B, 10.00% 2012	830	849
Nextel Communications, Inc., Series E, 6.875% 2013	7,000	5,919
Nextel Communications, Inc., Series F, 5.95% 2014	34,805	27,963
Nextel Communications, Inc., Series D, 7.375% 2015	47,808	39,706
Sprint Nextel Corp. 6.00% 2016	31,490	27,124
Sprint Capital Corp. 6.90% 2019	23,405	20,575
Sprint Capital Corp. 8.75% 2032	19,195	18,327
Windstream Corp. 8.125% 2013	93,400	93,633
Valor Telecommunications Enterprises, LLC and Valor Telecommunications Enterprises Finance Corp. 7.75% 2015	31,370	32,131
Windstream Corp. 8.625% 2016	12,300	12,331
Qwest Capital Funding, Inc. 7.90% 2010	18,285	18,331
Qwest Capital Funding, Inc. 7.25% 2011	68,400	66,690
Qwest Communications International Inc. 7.25% 2011	43,725	42,468
Qwest Corp. 8.875% 2012	3,600	3,690
Qwest Capital Funding, Inc. 7.625% 2021	1,325	1,149
U S WEST Capital Funding, Inc. 6.875% 2028	3,300	2,656
Centennial Communications Corp. 8.448% 2013[2]	39,750	38,557
Centennial Communications Corp. 10.00% 2013	5,425	5,534
Centennial Communications Corp. and Centennial Cellular Operating Co. LLC 10.125% 2013	37,505	38,818
Centennial Communications Corp., Centennial Cellular Operating Co. LLC and
Centennial Puerto Rico Operations Corp. 8.125% 2014[2]	24,175	24,054
American Tower Corp. 7.125% 2012	56,985	57,840
American Tower Corp. 7.50% 2012	14,100	14,311
American Tower Corp. 7.00% 2017[1]	21,825	21,716
Rural Cellular Corp. 8.25% 2012	6,850	7,056
Rural Cellular Corp. 8.623% 2012[2]	33,900	34,324
Rural Cellular Corp. 5.682% 2013[2]	48,875	49,242
MetroPCS Wireless, Inc., Term Loan B, 5.125% 2013[2,3,4]	15,772	15,086
MetroPCS Wireless, Inc. 9.25% 2014	58,200	56,309
Cricket Communications, Inc. 9.375% 2014	49,230	47,630
Cricket Communications, Inc. 10.875% 2014	16,875	16,327
Orascom Telecom 7.875% 2014[1]	32,780	30,567
Digicel Group Ltd. 8.875% 2015[1]	29,100	27,536
Hawaiian Telcom Communications, Inc. 8.486% 2013[2]	19,715	7,590
Hawaiian Telcom Communications, Inc. 9.75% 2013	23,340	9,453
Hawaiian Telcom Communications, Inc., Term Loan C, 5.31% 2014[2,3,4]	8,877	7,354
Hawaiian Telcom Communications, Inc., Series B, 12.50% 2015	8,725	2,225
Cincinnati Bell Inc. 7.25% 2013	24,800	24,304
NTELOS Inc., Term Loan B, 5.27% 2011[2,3,4]	20,805	20,363
Rogers Wireless Inc. 7.25% 2012	6,375	6,755
Rogers Wireless Inc. 7.50% 2015	12,025	12,746
Level 3 Financing, Inc. 9.25% 2014	19,150	17,522
ALLTEL Corp., Term Loan B3, 5.232% 2015[2,3,4]	12,208	12,170
Millicom International Cellular SA 10.00% 2013	10,050	10,703
Telecom Italia Capital SA 7.721% 2038	10,000	10,191
Trilogy International Partners LLC, Term Loan B, 6.301% 2012[2,3,4]	10,475	9,323
Citizens Communications Co. 7.875% 2027	9,350	8,228
Nordic Telephone Co. Holding ApS 8.875% 2016[1]	7,900	7,782
América Móvil, SAB de CV 8.46% 2036	MXN65,000	5,167
Intelsat, Ltd. 6.50% 2013	$4,475	3,172
		1,078,248

HEALTH CARE — 7.64%
Tenet Healthcare Corp. 6.375% 2011	9,820	9,452
Tenet Healthcare Corp. 7.375% 2013	16,435	15,531
Tenet Healthcare Corp. 9.875% 2014	149,910	151,409
Tenet Healthcare Corp. 9.25% 2015	51,050	50,284
Tenet Healthcare Corp. 6.875% 2031	200	145
HealthSouth Corp. 9.133% 2014[2]	57,805	58,961
HealthSouth Corp. 10.75% 2016	86,990	93,949
VWR Funding, Inc. 10.25% 2015[2,5]	117,360	108,852
HCA Inc., Term Loan B, 5.051% 2013[2,3,4]	68,180	64,143
HCA Inc. 9.125% 2014	4,345	4,454
HCA Inc. 9.25% 2016	7,700	7,950
HCA Inc. 9.625% 2016[5]	5,550	5,730
Elan Finance PLC and Elan Finance Corp. 6.807% 2013[2]	11,575	10,707
Elan Finance PLC and Elan Finance Corp. 8.875% 2013	54,850	55,261
PTS Acquisition Corp. 9.50% 2015[5]	65,680	59,112
Boston Scientific Corp. 5.45% 2014	4,800	4,452
Boston Scientific Corp. 6.40% 2016	4,190	3,960
Boston Scientific Corp. 5.125% 2017	3,685	3,188
Boston Scientific Corp. 7.00% 2035	40,945	36,236
Warner Chilcott Corp. 8.75% 2015	35,474	36,184
Mylan Inc., Term Loan B, 5.75% 2014[2,3,4]	35,387	35,028
Surgical Care Affiliates, Inc. 8.875% 2015[1,5]	23,275	20,482
Surgical Care Affiliates, Inc. 10.00% 2017[1]	17,585	13,804
Bausch & Lomb Inc. 9.875% 2015[1]	33,050	33,298
Team Finance LLC and Health Finance Corp. 11.25% 2013	30,640	32,095
Viant Holdings Inc. 10.125% 2017[1]	34,310	29,335
CHS/Community Health Systems, Inc. 8.875% 2015	18,210	18,415
Symbion Inc. 11.00% 2015[1,5]	20,300	15,428
AMR HoldCo, Inc. and EmCare HoldCo, Inc. 10.00% 2015	3,420	3,642
		981,487

INFORMATION TECHNOLOGY — 7.21%
NXP BV and NXP Funding LLC 5.463% 2013[2]	39,850	35,218
NXP BV and NXP Funding LLC 7.497% 2013[2]	€13,450	17,905
NXP BV and NXP Funding LLC 7.875% 2014	$63,175	58,437
NXP BV and NXP Funding LLC 8.625% 2015	€30,325	36,786
NXP BV and NXP Funding LLC 9.50% 2015	$156,040	136,145
Freescale Semiconductor, Inc., Term Loan B, 4.209% 2013[2,3,4]	4,900	4,454
Freescale Semiconductor, Inc. 6.651% 2014[2]	3,000	2,385
Freescale Semiconductor, Inc. 8.875% 2014	28,425	23,238
Freescale Semiconductor, Inc. 9.125% 2014[5]	151,261	118,362
Freescale Semiconductor, Inc. 10.125% 2016	89,100	68,384
Sanmina-SCI Corp. 6.75% 2013	34,465	31,105
Sanmina-SCI Corp. 5.526% 2014[1,2]	17,000	15,810
Sanmina-SCI Corp. 8.125% 2016	57,375	51,924
First Data Corp., Term Loan B2, 5.552% 2014[2,3,4]	76,422	70,603
Hughes Communications, Inc. 9.50% 2014	53,375	54,242
SunGard Data Systems Inc. 9.125% 2013	39,889	40,487
SunGard Data Systems Inc. 4.875% 2014	4,500	4,022
Sensata Technologies BV, Term Loan B, 4.663% 2013[2,3,4]	5,639	5,255
Sensata Technologies BV 8.00% 2014[2]	32,755	30,298
Ceridian Corp. 11.25% 2015[1]	29,175	26,549
Jabil Circuit, Inc. 5.875% 2010	4,250	4,170
Jabil Circuit, Inc. 8.25% 2018[1]	20,915	20,967
Serena Software, Inc. 10.375% 2016	24,540	22,945
Celestica Inc. 7.875% 2011	10,525	10,578
Celestica Inc. 7.625% 2013	5,475	5,283
Nortel Networks Ltd. 6.963% 2011[2]	10,600	10,070
Nortel Networks Ltd. 10.125% 2013	3,965	3,896
Nortel Networks Ltd. 10.75% 2016	1,325	1,318
Xerox Corp. 7.125% 2010	3,650	3,772
Xerox Corp. 7.625% 2013	5,000	5,192
MagnaChip Semiconductor SA and MagnaChip Semiconductor Finance Co. 8.00% 2014	18,010	7,024
Exodus Communications, Inc. 11.625% 2010[7,9]	3,761	—
		926,824

MATERIALS — 4.97%
Jefferson Smurfit Corp. (U.S.) 8.25% 2012	33,010	28,966
Stone Container Corp. 8.375% 2012	12,840	11,331
Jefferson Smurfit Corp. (U.S.) 7.50% 2013	24,405	20,256
Smurfit-Stone Container Enterprises, Inc. 8.00% 2017	20,735	16,692
Georgia Gulf Corp. 9.50% 2014	77,340	58,198
Georgia Gulf Corp. 10.75% 2016	3,340	2,021
International Paper Co. 7.95% 2018	36,490	36,348
International Paper Co. 8.70% 2038	11,500	11,615
Nalco Co. 7.75% 2011	29,940	30,090
Nalco Co. 8.875% 2013	1,000	1,030
Nalco Finance Holdings LLC and Nalco Finance Holdings Inc. 0%/9.00% 2014[6]	8,700	8,047
Building Materials Corp. of America 7.75% 2014	45,035	37,154
Algoma Steel Inc., Term Loan B, 4.99% 2013[2,3,4]	6,378	6,059
Algoma Steel Inc. 9.875% 2015[1]	31,750	30,321
Freeport-McMoRan Copper & Gold Inc. 6.875% 2014	3,000	3,109
Freeport-McMoRan Copper & Gold Inc. 8.25% 2015	16,290	17,147
Freeport-McMoRan Copper & Gold Inc. 8.375% 2017	11,345	11,988
Associated Materials Inc. 9.75% 2012	8,865	8,821
AMH Holdings, Inc. 0%/11.25% 2014[6]	34,345	22,839
Abitibi-Consolidated Inc. 8.55% 2010	5,775	3,436
Abitibi-Consolidated Co. of Canada 15.50% 2010[1]	6,302	4,979
Abitibi-Consolidated Co. of Canada 6.276% 2011[2]	6,975	3,453
Abitibi-Consolidated Inc. 7.75% 2011	9,110	4,646
Abitibi-Consolidated Co. of Canada 6.00% 2013	3,000	1,365
Abitibi-Consolidated Co. of Canada 8.375% 2015	19,790	9,004
AEP Industries Inc. 7.875% 2013[7]	23,280	20,486
Georgia-Pacific Corp. 8.125% 2011	11,600	11,513
Georgia-Pacific Corp. 9.50% 2011	3,740	3,819
Georgia-Pacific Corp., First Lien Term Loan B, 4.446% 2012[2,3,4]	3,944	3,724
Plastipak Holdings, Inc. 8.50% 2015[1]	20,340	18,916
Metals USA Holdings Corp. 8.698% 2012[2,5]	17,150	15,864
Metals USA, Inc. 11.125% 2015	1,750	1,829
Graphic Packaging International, Inc. 8.50% 2011	14,240	13,848
Graphic Packaging International, Inc. 9.50% 2013	2,425	2,328
Rockwood Specialties Group, Inc. 7.50% 2014	5,765	5,693
Rockwood Specialties Group, Inc. 7.625% 2014	€7,200	10,464
NewPage Corp., Series B, 10.00% 2012	$7,250	7,377
NewPage Corp., Series A, 12.00% 2013	6,150	6,242
Domtar Corp. 5.375% 2013	5,075	4,517
Domtar Corp. 7.125% 2015	7,810	7,478
MacDermid 9.50% 2017[1]	13,150	11,966
FMG Finance Pty Ltd. 10.625% 2016[1]	10,100	11,817
Ryerson Inc. 10.248% 2014[1,2]	2,100	1,984
Ryerson Inc. 12.00% 2015[1]	9,450	9,426
Boise Cascade, LLC and Boise Cascade Finance Corp. 7.125% 2014	14,038	11,301
Neenah Paper, Inc. 7.375% 2014	12,595	11,178
Berry Plastics Holding Corp. 10.25% 2016[7]	11,525	8,183
Vale Overseas Ltd. 6.25% 2017	3,700	3,600
Vale Overseas Ltd. 6.875% 2036	4,000	3,735
C10 Capital (SPV) Ltd. 6.722% (undated)[1,2]	7,700	7,094
Allegheny Technologies, Inc. 8.375% 2011	5,000	5,298
Momentive Performance Materials Inc. 9.75% 2014	5,000	4,300
Airgas, Inc. 6.25% 2014	3,500	3,465
Airgas, Inc. 7.125% 2018[1]	650	652
Owens-Illinois, Inc. 7.50% 2010	2,000	2,045
Owens-Brockway Glass Container Inc. 8.25% 2013	1,400	1,442
Owens-Brockway Glass Container Inc. 6.75% 2014	€375	558
Smurfit Capital Funding PLC 7.50% 2025	$4,250	3,846
Exopack Holding Corp. 11.25% 2014	3,650	3,404
Witco Corp. 6.875% 2026	5,080	3,277
Norampac Inc. 6.75% 2013	3,500	2,957
Novelis Inc. 7.25% 2015[2]	2,750	2,613
Ainsworth Lumber Co. Ltd. 7.25% 2012[9]	140	65
Ainsworth Lumber Co. Ltd. 6.75% 2014[9]	3,440	1,600
Huntsman LLC 11.50% 2012	500	521
		639,340

UTILITIES — 4.71%
Edison Mission Energy 7.50% 2013	44,900	44,788
Edison Mission Energy 7.75% 2016	15,125	15,125
Midwest Generation, LLC, Series B, 8.56% 2016[3]	39,629	40,917
Edison Mission Energy 7.00% 2017	18,020	16,939
Edison Mission Energy 7.20% 2019	46,450	43,547
Homer City Funding LLC 8.734% 2026[3]	9,179	9,891
Edison Mission Energy 7.625% 2027	36,280	32,743
Texas Competitive Electric Holdings Co. LLC, Term Loan B2, 6.234% 2014[2,3,4]	15,920	14,776
Texas Competitive Electric Holdings Co. LLC, Series B, 10.25% 2015[1]	60,035	59,134
Texas Competitive Electric Holdings Co. LLC 10.25% 2015[1]	55,170	54,342
Texas Competitive Electric Holdings Co. LLC 10.50% 2016[1,5]	12,000	11,670
Intergen Power 9.00% 2017[1]	71,775	74,646
AES Corp. 9.50% 2009	2,638	2,724
AES Corp. 9.375% 2010	6,094	6,444
AES Corp. 8.875% 2011	8,475	8,814
AES Corp. 8.75% 2013[1]	20,248	21,109
AES Gener SA 7.50% 2014	15,350	16,479
AES Corp. 7.75% 2015	2,000	1,980
AES Red Oak, LLC, Series A, 8.54% 2019[3]	7,423	7,738
AES Red Oak, LLC, Series B, 9.20% 2029[3]	5,000	5,187
NRG Energy, Inc. 7.25% 2014	22,925	21,951
NRG Energy, Inc. 7.375% 2016	33,700	31,804
Nevada Power Co., General and Refunding Mortgage Bonds, Series A, 8.25% 2011	4,000	4,321
Sierra Pacific Power Co., General and Refunding Mortgage Notes, Series H, 6.25% 2012	3,000	3,087
Nevada Power Co., General and Refunding Mortgage Notes, Series I, 6.50% 2012	2,650	2,749
Sierra Pacific Resources 8.625% 2014	12,000	12,640
Nevada Power Co., General and Refunding Mortgage Notes, Series L, 5.875% 2015	2,475	2,483
Nevada Power Co., General and Refunding Mortgage Notes, Series M, 5.95% 2016	1,600	1,595
Sierra Pacific Resources 6.75% 2017	2,000	1,953
ISA Capital do Brasil SA 7.875% 2012[1]	3,275	3,398
ISA Capital do Brasil SA 8.80% 2017[1]	11,800	12,301
Enersis SA 7.375% 2014	6,800	7,231
Mirant Americas Generation, Inc. 8.30% 2011	5,500	5,706
FPL Energy National Wind Portfolio, LLC 6.125% 2019[1,3]	3,867	3,831
Abu Dhabi National Energy Co. PJSC (TAQA) 6.165% 2017[1]	2,000	1,979
		606,022

ENERGY — 3.28%
Enterprise Products Operating LP 8.375% 2066[2]	28,360	28,393
Enterprise Products Operating LP 7.034% 2068[2]	92,710	81,187
Williams Companies, Inc. 4.698% 2010[1,2]	31,050	30,274
Williams Companies, Inc. 6.375% 2010[1]	6,000	6,090
Williams Companies, Inc. 8.125% 2012	9,800	10,339
Williams Companies, Inc. 7.875% 2021	1,650	1,757
Transcontinental Gas Pipe Line Corp. 7.25% 2026	6,650	6,833
Williams Companies, Inc. 8.75% 2032	44,330	50,536
Petroplus Finance Ltd. 6.75% 2014[1]	18,250	16,608
Petroplus Finance Ltd. 7.00% 2017[1]	36,525	32,416
Drummond Co., Inc. 7.375% 2016[1]	49,705	46,474
Williams Partners L.P. and Williams Partners Finance Corp. 7.50% 2011	11,375	11,773
Williams Partners L.P. and Williams Partners Finance Corp. 7.25% 2017	22,850	22,964
Gaz Capital SA 6.51% 2022[1]	10,000	9,000
Gaz Capital SA 7.288% 2037[1]	11,800	10,903
TEPPCO Partners LP 7.00% 2067[2]	16,575	14,405
Pemex Project Funding Master Trust 7.875% 2009	1,135	1,171
Pemex Project Funding Master Trust 5.75% 2018[1]	5,850	5,806
Pemex Project Funding Master Trust 6.625% 2035[1]	6,500	6,445
Forest Oil Corp. 7.25% 2019	13,750	13,269
Peabody Energy Corp., Series B, 6.875% 2013	4,000	4,030
Peabody Energy Corp. 5.875% 2016	4,000	3,760
Enbridge Energy Partners, LP 8.05% 2067[2]	7,220	6,729
Petrozuata Finance, Inc., Series B, 8.22% 2017[1,3]	297	310
		421,472

CONSUMER STAPLES — 2.88%
Stater Bros. Holdings Inc. 8.125% 2012	42,605	43,031
Stater Bros. Holdings Inc. 7.75% 2015	23,425	23,366
SUPERVALU INC., Term Loan B, 3.733% 2012[2,3,4]	9,271	8,950
SUPERVALU INC. 7.50% 2012	3,860	3,919
Albertson's, Inc. 7.25% 2013	11,015	11,241
SUPERVALU INC. 7.50% 2014	1,000	1,006
Albertson's, Inc. 8.00% 2031[7]	32,750	32,725
Dole Food Co., Inc. 8.625% 2009	11,600	11,107
Dole Food Co., Inc. 7.25% 2010	18,845	17,149
Dole Food Co., Inc. 8.875% 2011	24,960	22,339
Duane Reade Inc. 7.276% 2010[2]	9,125	8,532
Duane Reade Inc. 9.75% 2011	32,910	29,619
Constellation Brands, Inc. 8.375% 2014	6,775	6,894
Constellation Brands, Inc. 7.25% 2017	26,625	25,027
Yankee Candle Co., Inc., Series B, 8.50% 2015	23,350	18,330
Yankee Candle Co., Inc., Series B, 9.75% 2017	9,830	7,127
Elizabeth Arden, Inc. 7.75% 2014	24,012	22,631
JBS SA 10.50% 2016	20,000	20,200
Vitamin Shoppe Industries Inc. 10.176% 2012[2,7]	19,535	19,975
Rite Aid Corp. 8.625% 2015	4,500	3,004
Rite Aid Corp. 7.70% 2027	8,500	4,441
Rite Aid Corp. 6.875% 2028	12,977	6,618
Smithfield Foods, Inc., Series B, 8.00% 2009	3,000	3,000
Smithfield Foods, Inc., Series B, 7.75% 2013	1,800	1,597
Smithfield Foods, Inc. 7.75% 2017	7,850	6,555
Pilgrim's Pride Corp. 7.625% 2015	5,000	4,138
Pilgrim's Pride Corp. 8.375% 2017	2,500	1,850
Spectrum Brands, Inc., Term Loan, Letter of Credit, 6.459% 2013[2,3,4]	162	155
Spectrum Brands, Inc., Term Loan B, 6.48% 2013[2,3,4]	3,216	3,074
American Achievement Group Holding Corp. 14.75% 2012[5]	2,393	2,213
Cott Beverages Inc. 8.00% 2011	1,000	845
		370,658

Total corporate bonds, notes & loans		10,124,486

BONDS & NOTES OF GOVERNMENTS & GOVERNMENT AGENCIES OUTSIDE THE U.S. — 4.04%
Brazilian Treasury Bill 6.00% 2010[7,10]	BRL84,707	50,393
Brazil (Federal Republic of) Global 10.50% 2014	$3,000	3,802
Brazil (Federal Republic of) 10.00% 2017[7]	BRL13,000	6,367
Brazil (Federal Republic of) Global 8.00% 2018[3]	$6,820	7,591
Brazil (Federal Republic of) Global 10.25% 2028	BRL15,000	7,994
Brazil (Federal Republic of) Global 7.125% 2037	$2,500	2,765
Brazil (Federal Republic of) Global 11.00% 2040	12,485	16,527
Brazilian Treasury Bill 6.00% 2045[7,10]	BRL17,269	9,796
Turkey (Republic of) Treasury Bill 0% 2008	TRY60,760	49,383
Turkey (Republic of) 15.00% 2010	16,262	12,158
Turkey (Republic of) 14.00% 2011	30,550	21,364
Turkey (Republic of) 16.00% 2012	16,000	11,422
Turkey (Republic of) 6.75% 2018	$3,250	3,055
Argentina (Republic of) 1.933% 2012[2,3,7]	20,420	10,834
Argentina (Republic of) 5.83% 2033[3,5,7,10]	ARS121,305	23,569
Argentina (Republic of) GDP-Linked 2035	261,027	7,887
Argentina (Republic of) GDP-Linked 2035	$52,000	5,174
Argentina (Republic of) 0.63% 2038[3,7,10]	ARS145,261	10,143
United Mexican States Government, Series M, 9.00% 2011	MXN125,000	12,302
United Mexican States Government, Series M10, 10.50% 2011	12,320	1,358
United Mexican States Government Global 6.375% 2013	$6,970	7,353
United Mexican States Government, Series MI10, 9.50% 2014	MXN100,000	9,932
United Mexican States Government Global 6.75% 2034	$6,105	6,493
Panama (Republic of) Global 7.125% 2026	585	620
Panama (Republic of) Global 8.875% 2027	6,500	8,190
Panama (Republic of) Global 6.70% 2036[3]	28,009	28,569
Indonesia (Republic of) 12.50% 2013	IDR77,730,000	8,255
Indonesia (Republic of) 6.875% 2017[1]	$1,000	955
Indonesia (Republic of) 6.875% 2018[1]	3,725	3,520
Indonesia (Republic of) 11.50% 2019	IDR25,000,000	2,405
Indonesia (Republic of) 11.00% 2020	69,275,000	6,390
Indonesia (Republic of) 12.80% 2021	25,440,000	2,637
Indonesia (Republic of) 12.90% 2022	54,492,000	5,665
Indonesia (Republic of) 11.00% 2025	40,562,000	3,646
Indonesia (Republic of) 10.25% 2027	725,000	61
Indonesia (Republic of) 6.625% 2037[1]	$2,500	2,094
Colombia (Republic of) Global 11.75% 2010	COP3,295,000	1,732
Colombia (Republic of) Global 10.00% 2012	$1,500	1,745
Colombia (Republic of) Global 10.75% 2013	8,550	10,388
Colombia (Republic of) Global 12.00% 2015	COP14,485,000	7,310
Colombia (Republic of) Global 11.75% 2020	$1,936	2,817
Colombia (Republic of) Global 9.85% 2027	COP6,930,000	2,847
Colombia (Republic of) Global 10.375% 2033	$823	1,202
Colombia (Republic of) Global 7.375% 2037	4,139	4,439
Russian Federation 12.75% 2028	2,000	3,547
Russian Federation 7.50% 2030[3]	23,507	26,443
Egypt (Arab Republic of) 9.10% 2010[7]	EGP50,497	9,381
Egypt (Arab Republic of) 9.10% 2010[7]	3,130	579
Egypt (Arab Republic of) 11.50% 2011[7]	9,380	1,833
Egypt (Arab Republic of) 9.10% 2012[7]	18,225	3,292
Egypt (Arab Republic of) 11.625% 2014[7]	49,265	9,633
Malaysian Government 3.833% 2011	MYR59,250	17,951
Malaysian Government 3.814% 2017	15,000	4,297
Venezuela (Republic of) 10.75% 2013	$6,000	6,255
Venezuela (Republic of) Global 8.50% 2014	1,250	1,181
Venezuela (Republic of) 7.65% 2025	5,195	4,117
Venezuela (Republic of) Global 9.25% 2027	2,685	2,527
Dominican Republic 9.50% 2011[3]	3,939	4,037
Dominican Republic 9.50% 2011[1,3]	2,405	2,465
Dominican Republic 9.04% 2018[1,3]	1,503	1,540
Uruguay (Republic of) 4.25% 2027[3,7,10]	UYU132,509	7,288
State of Qatar 9.75% 2030	$3,500	5,285
Corporación Andina de Fomento 5.75% 2017	3,000	2,921
Thai Government 4.125% 2009	THB73,490	2,193
		519,914

MORTGAGE-BACKED OBLIGATIONS[3] — 1.03%
American Tower Trust I, Series 2007-1A, Class E, 6.249% 2037[1,7]	$10,725	8,686
American Tower Trust I, Series 2007-1A, Class F, 6.639% 2037[1,7]	38,760	30,652
Crown Castle Towers LLC, Series 2006-1, Class F, 6.650% 2036[1,7]	30,490	26,633
Crown Castle Towers LLC, Series 2006-1, Class G, 6.795% 2036[1,7]	12,250	10,452
SBA CMBS Trust, Series 2006-1A, Class F, 6.709% 2036[1,7]	1,450	1,308
SBA CMBS Trust, Series 2006-1A, Class G, 6.904% 2036[1,7]	5,950	5,324
SBA CMBS Trust, Series 2006-1A, Class H, 7.389% 2036[1,7]	11,615	10,480
SBA CMBS Trust, Series 2006-1A, Class J, 7.825% 2036[1,7]	12,950	11,678
Tower Ventures, LLC, Series 2006-1, Class E, 6.495% 2036[1,7]	4,000	3,667
Tower Ventures, LLC, Series 2006-1, Class F, 7.036% 2036[1,7]	20,405	18,530
Countrywide Alternative Loan Trust, Series 2007-14T2, Class A-4, 2.833% 2037[2]	8,209	5,424
		132,834

U.S. TREASURY BONDS & NOTES — 0.19%
U.S. Treasury 6.00% 2026	21,000	24,598

Total bonds, notes & other debt instruments (cost: $11,799,015,000)		10,801,832

	Shares or
Convertible securities — 0.92%	principal amount

FINANCIALS — 0.46%
Countrywide Financial Corp., Series A, 0.00% convertible debentures 2037[1,2]	$15,000,000	14,531
Countrywide Financial Corp., Series A, 0.00% convertible debentures 2037[2]	$28,500,000	27,610
Fannie Mae, Series 2004-1, 5.375% convertible preferred	177	10,620
Citigroup Inc., Series J, 7.00% noncumulative convertible preferred depositary shares[7,8]	150,000	6,851
		59,612

CONSUMER DISCRETIONARY — 0.25%
Amazon.com, Inc. 6.875% PEACS convertible notes 2010	€20,645,000	32,524

INFORMATION TECHNOLOGY — 0.16%
Advanced Micro Devices, Inc. 6.00% convertible notes 2015	$18,000,000	11,430
Advanced Micro Devices, Inc. 5.75% convertible notes 2012	$11,783,000	8,734
		20,164

HEALTH CARE — 0.05%
Schering-Plough Corp., 6.00% convertible preferred 2010	29,900	5,726

Total convertible securities (cost: $108,970,000)		118,026

Preferred securities — 1.21%	Shares

FINANCIALS — 1.21%
Washington Mutual Preferred Funding Trust IV 9.75%[1,2]	45,000,000	35,488
Washington Mutual Preferred Funding Trust I, Series A-1, 6.534%[1,2]	39,800,000	17,702
Swire Pacific Capital Ltd. 8.84% cumulative guaranteed perpetual capital securities[1]	1,125,000	33,082
Fannie Mae, Series S, 8.25% noncumulative	550,000	12,624
Fannie Mae, Series O, 7.00%[1,2]	150,000	7,111
Shinsei Finance II (Cayman) Ltd. 7.16% noncumulative[1,2]	26,075,000	18,415
Freddie Mac, Series Z, 8.375%	320,000	7,790
ILFC E-Capital Trust II 6.25%[1,2]	8,000,000	6,687
Bank of America Corp., Series K, 8.00% noncumulative[2]	5,000,000	4,692
RBS Capital Trust IV 3.601% noncumulative trust[2]	4,000,000	3,170
Chevy Chase Preferred Capital Corp., Series A, 10.375% exchangeable	55,994	2,844
IndyMac Bancorp, Inc., Series A, 8.50% noncumulative[1]	2,406,000	2,556
SMFG Preferred Capital USD 1 Ltd. 6.078%[1,2]	3,000,000	2,552
Standard Chartered PLC 6.409%[1,2]	900,000	723

Total preferred securities (cost: $249,462,000)		155,436

		Market value
Common stocks — 1.49%	Shares	(000)

TELECOMMUNICATION SERVICES — 0.51%
AT&T Inc.	1,000,000	$33,690
American Tower Corp., Class A11	538,967	22,771
Sprint Nextel Corp., Series 1	777,508	7,386
Embarq Corp.	38,875	1,838
Cincinnati Bell Inc.[11]	70,740	282
XO Holdings, Inc.[11]	25,291	10
		65,977

UTILITIES — 0.39%
Drax Group PLC	3,436,672	50,604

INDUSTRIALS — 0.19%
DigitalGlobe Inc.[7,8,11]	3,064,647	12,258
Northwest Airlines Corp.[11]	1,372,917	9,144
Delta Air Lines, Inc.[11]	476,419	2,715
UAL Corp.[11]	22,911	120
		24,237

CONSUMER DISCRETIONARY — 0.17%
Time Warner Cable Inc., Class A11	371,280	9,831
Ford Motor Co.[11]	1,877,140	9,029
Adelphia Recovery Trust, Series ACC-1[7,11]	16,413,965	821
Adelphia Recovery Trust, Series Arahova[11]	1,773,964	585
Adelphia Recovery Trust, Series ACC-6B7,11	3,619,600	—
CBS Corp., Class B	31,612	616
Emmis Communications Corp., Class A11	201,000	507
Radio One, Inc., Class D, nonvoting[11]	44,000	57
Radio One, Inc., Class A11	22,000	31
Mobile Travel Guide, Inc.[7,8,11]	83,780	21
		21,498

INFORMATION TECHNOLOGY — 0.13%
Micron Technology, Inc.[1,11]	678,656	4,072
Micron Technology, Inc.[11]	424,160	2,545
Fairchild Semiconductor International, Inc.[11]	500,000	5,865
ZiLOG, Inc.[11,12]	1,140,500	3,604
HSW International, Inc.[7,8,11]	257,091	532
		16,618

HEALTH CARE — 0.08%
UnitedHealth Group Inc.	375,000	9,844
Clarent Hospital Corp.[7,11,12]	576,849	29
		9,873

CONSUMER STAPLES — 0.02%
Winn-Dixie Stores, Inc.[11]	194,677	3,119

Total common stocks (cost: $228,385,000)		191,926

		Market value
Warrants — 0.00%	Shares	(000)

TELECOMMUNICATION SERVICES — 0.00%
XO Holdings, Inc., Series A, warrants, expire 2010[11]	50,587	$2
XO Holdings, Inc., Series B, warrants, expire 2010[11]	37,939	—
XO Holdings, Inc., Series C, warrants, expire 2010[11]	37,939	—
GT Group Telecom Inc., warrants, expire 2010[1,7,11]	11,000	—

Total warrants (cost: $571,000)		2

	Principal Amount
Short-term securities — 10.78%	(000)

Federal Home Loan Bank 2.065%–2.55% due 7/23–9/3/2008	$155,500	155,066
Coca-Cola Co. 1.98%–2.30% due 7/21–9/16/2008[1]	118,200	117,695
Park Avenue Receivables Co., LLC 2.40%–2.50% due 7/2–8/8/2008[1]	68,100	67,941
Jupiter Securitization Co., LLC 2.47% due 7/22/2008[1]	30,000	29,955
Freddie Mac 1.85%–2.12% due 8/18–9/2/2008	96,600	96,290
Fannie Mae 2.055%–2.215% due 7/16–8/20/2008	87,600	87,395
Enterprise Funding Corp. 2.65% due 7/21/2008[1]	34,700	34,643
Bank of America Corp. 2.52% due 8/19/2008	25,000	24,906
Ranger Funding Co. LLC 2.67% due 7/11/2008[1]	24,575	24,554
Abbott Laboratories 2.00% due 7/23–7/24/2008[1]	82,500	82,366
IBM Capital Inc. 2.20%–2.24% due 9/10/2008[1]	52,554	52,265
IBM International Group Capital LLC 2.19% due 7/29/2008[1]	21,400	21,362
Procter & Gamble International Funding S.C.A. 2.12%–2.29% due 7/17–9/17/2008[1]	73,800	73,505
Chevron Corp. 2.20% due 7/18/2008	50,000	49,945
Chevron Funding Corp. 2.05% due 7/2/2008	21,400	21,398
Prudential Funding, LLC 2.40% due 7/1/2008	54,100	54,096
Wells Fargo & Co. 2.40% due 9/5/2008	45,000	44,791
NetJets Inc. 1.98% due 7/7/2008[1]	42,000	41,978
Paccar Financial Corp. 2.07% due 7/17/2008	30,000	29,964
Walt Disney Co. 1.95% due 7/21/2008	30,000	29,956
Wal-Mart Stores Inc. 2.10% due 7/22/2008[1]	28,900	28,863
Variable Funding Capital Corp. 2.58% due 8/11/2008[1]	28,000	27,906
United Parcel Service Inc. 2.07% due 7/8/2008[1]	25,000	24,988
Harley-Davidson Funding Corp. 2.15% due 7/18/2008[1]	25,000	24,968
Kimberly-Clark Worldwide Inc. 2.22% due 8/18/2008[1]	23,200	23,130
Yale University 2.35% due 8/12/2008	22,900	22,836
Ciesco LLC 2.64% due 8/1/2008[1]	22,200	22,148
Genentech, Inc. 2.20% due 7/21/2008[1]	21,000	20,973
John Deere Capital Corp. 2.08% due 8/5/2008[1]	20,000	19,949
Medtronic Inc. 2.15% due 8/11/2008[1]	15,000	14,962
E.I. duPont de Nemours and Co. 2.08% due 7/11/2008[1]	10,200	10,194
Eaton Corp. 2.25% due 8/4/2008[1]	4,100	4,091

Total short-term securities (cost: $1,385,384,000)		1,385,079

Total investment securities (cost: $13,771,787,000)		12,652,301
Other assets less liabilities		201,692

Net assets		$12,853,993

[1]
Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the United States in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $2,758,361,000, which represented 21.46% of the net assets of the fund.

[2]	Coupon rate may change periodically.
[3]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[4]
Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $754,681,000, which represented 5.87% of the net assets of the fund.

[5]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
[6]	Step bond; coupon rate will increase at a later date.
[7]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $645,416,000, which represented 5.02% of the net assets of the fund.
[8]	Purchased in a transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

	Acquisition date(s)	Cost (000)	Market value (000)	Percent of net assets

Gray Television Inc., Series D, 12.00% (undated)	6/26/2008	$47,500	$47,500	.37%
DigitalGlobe Inc.	4/14/1999–7/31/2003	2,500	12,258	.10
Citigroup Inc., Series J, 7.00% noncumulative convertible
preferred depositary shares	1/15/2008	7,500	6,851	.05
HSW International, Inc.	12/17/2007	791	532	—
Mobile Travel Guide, Inc.	12/17/2007	21	21	—

Total restricted securities		$58,312	$67,162	.52%

[9]	Scheduled interest and/or principal payment was not received.
[10]	Index-linked bond whose principal amount moves with a government retail price index.
[11]	Security did not produce income during the last 12 months.
[12]	The fund owns 5% or more of the outstanding voting shares of this company. See table below for additional information.

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund's holdings in that company represent 5%
or more of the outstanding voting shares of that company. Further details on these holdings and related transactions during the nine months ended
June 30, 2008, appear below.

	Beginning shares or principal amount	Additions	Reductions	Ending shares or principal amount	Dividend or interest income (000)	Market value of affiliates at 6/30/08 (000)

ZiLOG, Inc.	1,140,500	—	—	1,140,500	$—	$3,604
Clarent Hospital Corp.	576,849	—	—	576,849	—	29
SunCom Wireless Holdings, Inc., Class A*	7,554,434	—	7,554,434	—	—	—
Triton PCS, Inc. 8.50% 2013*	$113,840,000	—	$113,840,000	—	6,478	—
					$6,478	$3,633

*Unaffiliated issuer at 6/30/2008.

Key to abbreviations

ARS = Argentine Pesos
BRL = Brazilian Reais
COP = Colombian Pesos
EGP = Egyptian Pounds
€ = Euros
£ = British Pounds
IDR = Indonesian Rupiah
MXN = Mexican Pesos
MYR = Malaysian Ringgit
THB = Thai Baht
TRY = New Turkish Lira
UYU = Uruguayan Pesos

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$223,949
Gross unrealized depreciation on investment securities	(1,361,619)
Net unrealized depreciation on investment securities	(1,137,670)
Cost of investment securities for federal income tax purposes	13,789,971

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in each fund’s prospectus, which can be obtained from your financial professional and should be read carefully before investing.

MFGEFP-921-0808O-S15870

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN HIGH-INCOME TRUST

By /s/ David C. Barclay
David C. Barclay, President and Principal Executive Officer

Date: August 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ David C. Barclay
David C. Barclay, President and Principal Executive Officer

Date: August 28, 2008

By /s/ Ari M. Vinocor
Ari M. Vinocor, Treasurer and Principal Financial Officer

Date: August 28, 2008